Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 30,559	$ 4,185	¥ 83,492	¥ 55,079
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	29,560	4,050	13,067	11,408
(Gain) loss from equity method investments	(579)	(79)	381	(17)
Share based compensation expense	7	1	16	13
Non-cash lease expense	2,451	336	2,619	2,953
(Gain) loss on disposal of property and equipment			23	(71)
Changes in operating assets and liabilities:
Accounts receivable	(39,501)	(5,412)	(7,954)	(1,446)
Advance to suppliers	51	6	(1,563)	108
Inventories	737	101	(654)	579
Amount due from related parties	(712)	(98)	120	(210)
Other current assets	(1,114)	(153)	1,423	491
Accounts payable	10,022	1,375	4,687	(1,009)
Contract liabilities	(770)	(105)	(32,940)	(34,123)
Accrued expenses and other payables	(1,745)	(240)	(718)	(563)
Tax payables	(835)	(114)	(2,845)	3,604
Lease liabilities	(2,363)	(324)	(2,468)	(2,960)
Amount due to related parties	(3)		9	(301)
Net cash provided by operating activities	25,765	3,529	56,695	33,535
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,156)	(158)	(476)	(688)
Proceeds from disposal of property and equipment			2	113
Purchase of intangible assets	(60,328)	(8,265)	(12,658)	(9,187)
(Increase) decrease in short-term investments	34,073	4,668	(18,158)	(14,550)
Payment for long-term investments	(3,000)	(411)
Repayment of loans from related parties			660	460
Net cash used in investing activities	(30,411)	(4,166)	(30,630)	(23,852)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO, net of issuance cost	22,100	3,028
Contribution from shareholders			153
Deferred IPO expense			(6,232)
Contribution from noncontrolling interests in subsidiaries			200
Net cash (used in) provided by financing activities	22,100	3,028	(5,879)
Effect of exchange rate changes				(6,270)
Net increase in cash and cash equivalents	17,454	2,391	20,186	3,413
Cash and cash equivalents at beginning of year	75,132	10,293	54,946	51,533
Cash and cash equivalents at end of year	92,586	12,684	75,132	54,946
Supplemental disclosures of cash flows information:
Cash paid for interest expense
Cash paid for income taxes	21	3
Supplemental disclosure of noncash information:
Liabilities assumed in connection with purchase of intangible assets	19,567	2,681	2,001
Liabilities assumed in connection with unpaid professional service fee			2,939
Operating lease right of use assets obtained in exchange for operating lease liabilities				¥ 9,933